Revenue Recognition - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
deferred revenues recognized	$ 3,800	$ 31,000